Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0001948697
Registrant Name	SIMPPLE LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A